NET LOSS PER SHARE OF COMMON STOCK - Dilutive Securities Excluded From the Computations of Earnings Per Share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities	32,677
Series A-1 Preferred Stock
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities		73,405	97,462
Stock Options
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities	677		1,647
Restricted Stock Units
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities	32,000	73,405	95,815